STOCKHOLDERS' EQUITY AND ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) - Accumulated Other Comprehensive Income (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Equity [Abstract]
Accumulated Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net of Tax			$ (32,547)	$ (122,246)	$ (95,624)	$ (32,049)
Accumulated Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax			0	57	325	525
Accumulated Other Comprehensive Income Tax Effect of Other Comprehensive Income Gains			(31,048)	(26,156)	(26,156)	(26,156)
Accumulated Other Comprehensive Income (Loss), Net of Tax	(63,369)		(63,595)	(148,345)	(121,455)	(57,680)
Other Comprehensive Income Loss Pension And Postretirement Medical Benefits Adjustment			89,699	(26,622)	(63,575)
Unrealized and realized gains and losses on available-for-sale securities			(57)	(268)	(200)
Tax effect of other comprehensive income gains	(138)	0	(4,892)	0	0
Other comprehensive income (loss)	$ 226	$ 1,742	$ 84,750	$ (26,890)	$ (63,775)